Shareholder Report, Holdings (Details) - Mundoval Fund	Dec. 31, 2025
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	23.99%
Financials
Holdings [Line Items]
Percent of Net Asset Value	22.72%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.42%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.83%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.67%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Alphabet, Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	11.22%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	11.19%
Mastercard Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Taiwan Semiconductor Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.83%
LVMH Mo?t Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	5.39%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.91%
The Hershey Company
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Berkshire Hathaway Inc. Class B
Holdings [Line Items]
Percent of Net Asset Value	2.87%